Fair Value Measurements (Details) - Schedule of Convertible Note Option Liability was Classified within Level 3 of the Fair Value Hierarchy	Sep. 30, 2024	Sep. 13, 2024
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option Liability Measurement Input	6.5	12
Earn-out liability measurement input	6.5	12
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option Liability Measurement Input	1.45	1.5
Earn-out liability measurement input	10	10
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option Liability Measurement Input	75	70
Earn-out liability measurement input	75	70
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option Liability Measurement Input	3.82	3.79
Earn-out liability measurement input	3.81	3.66
Measurement Input, Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Note Option Liability Measurement Input	6.96	7.33